INVENTORY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Natural gas inventory	$ 71,000,000	$ 127,000,000
Raw materials and other	150,000,000	115,000,000
Carrying amount of inventories	221,000,000	242,000,000
Cost of inventories recognised as expense during period	686,000,000	626,000,000	$ 502,000,000
Inventory impairment	$ 3,000,000	$ 3,000,000	$ 0